35. Related-party transactions (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	$ (188,627)	$ (150,457)	$ (149,891)
PESA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	(86,098)	(60,944)	(67,642)
SACME
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	(81,698)	(68,960)	(65,298)
Salaverri, Dellatorre, Burgio y Wetzler Malbran
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	0	(876)	(6,365)
PYSSA
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	0	0	(39)
OSV
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	(19,521)	(18,965)	(11,474)
ABELOVICH, POLANO & ASSOC.
SummaryOfRelatedpartyTransactionsLineItems [Line Items]
Related-party expense	$ (1,310)	$ (712)	$ 0